Loss Per Share Attributable to Equity Holders of the Company (Details) - Schedule of dilutive ordinary shares in issue during the year (Parentheticals) - $ / shares	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Dilutive Ordinary Shares In Issue During The Year Abstract
Basic and diluted	$ (0.22)	$ (0.42)
Basic and diluted	24,680,338	17,669,282